UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-01485

Exact name of registrant as specified in charter:	Delaware Group Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware American Services Fund

March 31, 2008

	Number of
	Shares	Value
Common Stock – 99.90%
Basic Industry & Capital Goods – 10.25%
*Dynamic Materials	197,400	$8,527,680
*†Fuel-Tech	350,000	7,175,000
ITT	111,400	5,771,634
*†Orion Energy Systems	531,500	5,070,510
*Praxair	100,000	8,423,000
Precision Castparts	95,000	9,697,600
		44,665,424
Business Services – 23.48%
†Clean Harbors	125,400	8,151,000
*†Concur Technologies	264,000	8,197,200
*†Data Domain	472,500	11,245,500
Dun & Bradstreet	69,600	5,664,048
†F5 Networks	324,600	5,897,982
*†Fiserv	172,200	8,281,098
*†Geo Group	292,800	8,327,232
†Google Class A	15,500	6,827,285
#Muni Funding of America 144A	400,000	2,000,000
*†Nuance Communications	480,000	8,356,800
*†Omniture	428,400	9,943,164
*†Taleo Class A	254,600	4,939,240
†Visa Class A	94,400	5,886,784
*†Yahoo	299,000	8,650,070
		102,367,403
Consumer Durables – 2.17%
*†LKQ	420,000	9,437,400
		9,437,400
Consumer Non-Durables – 20.36%
@†PBJ'S Restaurants PIPE	325,000	4,683,250
*†Chipotle Mexican Grill Class A	55,300	6,272,679
*†Dick's Sporting Goods	248,900	6,665,542
*Flowers Foods	397,900	9,848,025
*Guess	208,800	8,450,136
*†Gymboree	170,500	6,799,540
*†J Crew Group	181,700	8,025,689
*†Kohl's	102,800	4,409,092
*†lululemon athletica	206,200	5,862,266
*†Sonic	256,000	5,642,240
*†Urban Outfitters	457,900	14,355,165
Walgreen	203,800	7,762,742
		88,776,366
Consumer Services – 8.25%
*†Amazon.com	140,800	10,039,040
*Ashford Hospitality Trust	441,100	2,505,448
*Callaway Golf	359,400	5,275,992
International Game Technology	195,400	7,857,034
*Marriott International Class A	173,000	5,944,280
Starwood Hotels & Resorts Worldwide	84,400	4,367,700
		35,989,494
Energy – 7.69%
*†National Oilwell Varco	208,300	12,160,554
Schlumberger	111,000	9,657,000
*Smith International	98,900	6,352,347
†Willbros Group	175,000	5,355,000
		33,524,901
Financials – 16.57%
*†Affiliated Managers Group	61,500	5,580,510

*Anworth Mortgage Asset	450,000	2,758,500
*Apollo Investment	308,173	4,878,379
Bank of America	199,700	7,570,627
*BlackRock Kelso Capital	308,885	3,688,087
Citigroup	229,200	4,909,464
Hartford Financial Services Group	92,000	6,970,840
JPMorgan Chase	195,900	8,413,904
#Maiden Holdings 144A	500,000	4,000,000
*Merrill Lynch	110,800	4,513,992
MetLife	115,500	6,960,030
*NYSE Euronext	44,500	2,746,095
*Wachovia	87,300	2,357,100
*Wells Fargo	237,100	6,899,610
		72,247,138
Health Care – 7.87%
†DaVita	221,200	10,564,512
*Healthcare Services Group	292,500	6,037,200
†Medco Health Solutions	99,200	4,343,968
*Quest Diagnostics	127,900	5,790,033
†WellPoint	172,000	7,590,360
		34,326,073
Technology – 1.76%
†American Tower Class A	195,700	7,673,397
		7,673,397
Transportation – 1.50%
*Hunt (J.B.) Transport Services	208,600	6,556,298
		6,556,298
Total Common Stock (cost $435,665,823)		435,563,894

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $435,665,823)		435,563,894

Securities Lending Collateral** – 24.60%
Investment Companies
Mellon GSL DBT II Collateral Fund	107,269,664	107,269,664
Total Securities Lending Collateral (cost $107,269,664)		107,269,664

Total Value of Securities – 124.50%
(cost $542,935,487)		542,833,558	©
Obligation to Return Securities Lending Collateral** – (24.60%)		(107,269,664)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		441,733
Net Assets Applicable to 29,238,129 Shares Outstanding – 100.00%		$436,005,627

†Non-income producing security for the period ended March 31, 2008.
#Security exempt from registration under rule 144A of the securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $6,000,000, which represented 1.38% of Fund’s net assets. See Note 4 in “Notes.”
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $104,344,765 of securities loaned.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2008, the aggregate amount of the restricted securities was $4,683,250 or 1.07% of the Fund’s net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2008, the aggregate amount of illiquid securities was $4,683,250, which represented 1.07% of the Fund's net assets. See Note 4 in "Notes."

PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware American Services Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$545,563,885
Aggregate unrealized appreciation	50,907,296
Aggregate unrealized depreciation	(53,637,623)
Net unrealized depreciation	$(2,730,327)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $104,344,765, for which the Fund received collateral, comprised of non-cash collateral valued at $522,922, and cash collateral of $103,821,843. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4.Credit and Market Risk
The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Growth Fund

March 31, 2008

	Number of
	Shares	Value
Common Stock – 98.22%☐
Basic Industry/Capital Goods – 14.16%
†Ceradyne	6,700	$214,132
†Dycom Industries	10,600	127,306
Dynamic Materials	7,300	315,360
*†Flow International	37,300	346,517
†Haynes International	4,500	246,960
†Hexcel	15,300	292,383
Lincoln Electric Holdings	4,000	257,960
*†Middleby	3,800	237,082
†Orion Energy Systems	23,500	224,190
†Tetra Tech	13,700	267,287
		2,529,177
Business Services – 11.43%
†Advisory Board	5,500	302,170
†Aecom Technology	12,200	317,322
†AMN Healthcare Services	11,400	175,788
†Clean Harbors	4,800	312,000
†Concur Technologies	12,200	378,810
†Emergency Medical Services	11,500	283,935
†Ultimate Software Group	9,000	270,540
		2,040,565
Consumer Durables – 3.75%
†LKQ	16,100	361,767
*†WMS Industries	8,550	307,544
		669,311
Consumer Non-Durables – 5.00%
†Gymboree	8,900	354,932
*†Lululemon Athletica	9,300	264,399
†Lumber Liquidators	3,400	36,040
†Pacific Sunwear of California	18,800	237,068
		892,439
Consumer Services – 4.69%
*†BJ's Restaurants	12,700	183,007
*†Chipotle Mexican Grill Class A	2,000	226,860
†Einstein Noah Restaurant Group	8,600	73,616
*†Sonic	8,600	189,544
*†Texas Roadhouse Class A	16,800	164,640
		837,667
Energy – 6.10%
†Cal Dive International	21,200	220,056
*Carbo Ceramics	6,600	264,660
†ION Geophysical	22,800	314,640
†W-H Energy Services	4,200	289,170
		1,088,526
Financials – 7.12%
†Amerisafe	9,600	121,344
Castlepoint Holdings	22,700	220,871
Delphi Financial Group	7,150	208,995
Evercore Partners Class A	7,400	131,350
Meadowbrook Insurance Group	8,100	63,261
†Signature Bank	5,000	127,500
Sterling Financial	10,400	162,344
United Fire & Casualty	6,300	235,620
		1,271,285
Health Care – 25.05%
†Abraxis BioScience	2,125	125,545
*†Acadia Pharmaceuticals	25,800	233,748
*†Align Technology	18,400	204,424
†Animal Health International	15,000	164,100
*†APP Pharmaceuticals	23,500	283,880

†Applera - Celera Group	12,100	177,870
*†Conceptus	5,000	92,800
†@ÕCougar Biotechnology	5,300	111,300
Healthcare Services Group	12,700	262,128
†Immucor	7,800	166,452
*†Isis Pharmaceuticals	11,700	165,087
†Martek Biosciences	5,300	162,021
†Medarex	36,800	325,680
†Omrix Biopharmaceuticals	2,400	33,600
*†Onyx Pharmaceuticals	4,800	139,344
†OSI Pharmaceuticals	3,500	130,865
*†Penwest Pharmaceuticals	53,900	140,140
†Regeneron Pharmaceuticals	12,200	234,118
*†Savient Pharmaceuticals	4,700	94,000
†United Therapeutics	7,300	632,909
Vital Signs	3,100	157,015
†Wright Medical Group	18,100	436,934
		4,473,960
Technology – 18.69%
*†Art Technology Group	76,800	297,984
†Atheros Communications	10,600	220,904
*†Cavium Networks	19,300	316,520
†Data Domain	18,400	437,920
†F5 Networks	4,200	76,314
†Informatica	16,000	272,960
†Microsemi	18,400	419,520
*†Omniture	16,400	380,644
†Riverbed Technology	13,500	200,610
*†Shutterfly	17,200	255,764
†Synchronoss Technologies	9,300	186,279
*†Taleo Class A	14,000	271,600
		3,337,019
Transportation – 2.23%
*†Old Dominion Freight Line	12,500	397,875
		397,875
Total Common Stock (cost $17,348,294)		17,537,824

Total Value of Securities Before Securities Lending Collateral – 98.22%
(cost $17,348,294)		17,537,824

Securities Lending Collateral** – 20.02%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,575,317	3,575,317
Total Securities Lending Collateral (cost $3,575,317)		3,575,317

Total Value of Securities – 118.24%
(cost $20,923,611)		21,113,141	©
Obligation to Return Securities Lending Collateral** – (20.02%)		(3,575,317)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.78%		318,797
Net Assets Applicable to 2,171,134 Shares Outstanding – 100.00%		$17,856,621

☐ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non-income producing security for the period ended March 31, 2008.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $3,691,423 of securities loaned.
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2008, the aggregate amount of the restricted securities was $111,300 or 0.62% of the Fund’s’ net assets. See Note 4 in "Notes."
@Illiquid security. At March 31, 2008, the aggregate amount of illiquid securities was $111,300, which represented 0.62% of the Fund's net assets. See Note 4 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Small Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2008, the Fund held no investments in repurchase agreements. At March 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$21,263,587
Aggregated unrealized appreciation	2,293,798
Aggregated unrealized depreciation	(2,444,244)
Net unrealized depreciation	$(150,446)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $3,691,423, for which the Fund received collateral, comprised of non-cash collateral valued at $297,203, and cash collateral of $3,575,317. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4.Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15 % limit on investments in illiquid securities. As of March 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Trend Fund

March 31, 2008

	Number of
	Shares	Value
Common Stock – 101.76%
Basic Industry/Capital Goods – 13.70%
*Bucyrus International Class A	112,500	$11,435,625
Dynamic Materials	137,800	5,952,960
EnergySolutions	337,400	7,739,956
†Haynes International	158,700	8,709,456
*†Hexcel	489,300	9,350,523
*†Itron	95,200	8,589,896
*Kaydon	195,600	8,588,796
†Mettler-Toledo International	85,100	8,264,912
*†Middleby	187,000	11,666,930
		80,299,054
Business Services – 9.74%
†Advisory Board	189,700	10,422,118
†Cardtronics	581,800	4,055,146
†Concur Technologies	353,900	10,988,595
*†Emergency Medical Services Class A	398,300	9,834,027
*†Geo Group	386,500	10,992,060
*†TeleTech Holdings	479,600	10,771,816
		57,063,762
Consumer Non-Durables – 7.42%
*†Dick's Sporting Goods	330,800	8,858,824
*†Gymboree	224,800	8,965,024
*†J. Crew Group	271,500	11,992,155
*†Lululemon Athletica	321,500	9,140,245
*†Pacific Sunwear of California	357,000	4,501,770
		43,458,018
Consumer Services – 5.44%
*†Cenveo	738,100	7,720,526
*†Sonic	326,725	7,201,019
*†Texas Roadhouse Class A	734,300	7,196,140
†Wynn Resorts	97,200	9,782,208
		31,899,893
Energy – 7.01%
*Carbo Ceramics	197,800	7,931,780
†Core Laboratories	97,200	11,595,960
*†Helix Energy Solutions Group	229,680	7,234,920
*†ION Geophysical	602,900	8,320,020
†North American Energy Partners	391,600	6,007,144
		41,089,824
Financials – 9.69%
*Delphi Financial Group Class A	169,250	4,947,178
Hanover Insurance Group	226,000	9,297,640
*†Investment Technology Group	241,700	11,161,706
KKR Financial Holdings	242,800	3,073,848
†Meruelo Maddux Properties	138,300	351,282
†Nasdaq Stock Market	119,600	4,623,736
*†Signature Bank	175,000	4,462,500
*Waddell & Reed Financial Class A	411,700	13,227,921
Whitney Holding	228,100	5,654,599
		56,800,410
Health Care – 23.58%
†Abraxis BioScience	67,924	4,012,950
*†Acadia Pharmaceuticals	906,500	8,212,890
*†Align Technology	620,700	6,895,977
*†APP Pharmaceuticals	814,000	9,833,120
*†Cepheid	279,300	6,812,127
*†Conceptus	175,600	3,259,136
†PCougar Biotechnology	177,900	3,735,900
*†Immucor	260,500	5,559,070
*†Isis Pharmaceuticals	404,200	5,703,262

*†LifeCell	148,700	6,249,861
*†Martek Biosciences	179,800	5,496,486
*†Medarex	1,286,800	11,388,180
†Omrix Biopharmaceuticals	84,100	1,177,400
†Onyx Pharmaceuticals	171,800	4,987,354
†OSI Pharmaceuticals	117,600	4,397,064
*†Regeneron Pharmaceuticals	405,200	7,775,788
*†Savient Pharmaceuticals	161,800	3,236,000
*†United Therapeutics	236,000	20,461,200
*Vital Signs	89,800	4,548,370
*†Wright Medical Group	599,300	14,467,102
		138,209,237
Technology – 23.70%
†Art Technology Group	53,400	207,192
*†Atheros Communications	371,900	7,750,396
*†Cavium Networks	501,000	8,216,400
†Data Domain	636,200	15,141,559
†F5 Networks	514,400	9,346,648
*†Informatica	549,200	9,369,352
*†Microsemi	627,000	14,295,600
*†Nuance Communications	630,400	10,975,264
*†Omniture	574,300	13,329,503
*†Riverbed Technology	468,200	6,957,452
*†salesforce.com	154,600	8,946,702
*†Shutterfly	566,800	8,428,316
†Solera Holdings	558,500	13,605,060
*†Synchronoss Technologies	195,500	3,915,865
*†Taleo Class A	432,700	8,394,380
		138,879,689
Transportation – 1.48%
*Hunt (J.B.) Transport Services	276,000	8,674,680
		8,674,680
Total Common Stock (cost $550,352,983)		596,374,567

Total Value of Securities Before Securities Lending Collateral – 101.76%
(cost $550,352,983)		596,374,567

Securities Lending Collateral** – 15.77%
Investment Companies
Mellon GSL DBT II Collateral Fund	92,458,827	92,458,827
Total Securities Lending Collateral (cost $92,458,827)		92,458,827

Total Value of Securities – 117.53%
(cost $642,811,810)		688,833,394 ©
Obligation to Return Securities Lending Collateral** – (15.77%)		(92,458,827)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.76%)		(10,297,133)
Net Assets Applicable to 40,419,006 Shares Outstanding – 100.00%		$586,077,434

*Fully or partially on loan.
†Non-income producing security for the period ended March 31, 2008.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2008, the aggregate amount of the restricted securities was $3,735,900 or 0.64% of the Fund’s net assets. See Note 4 in "Notes.”
**See Note 3 in “Notes.”
©Includes $89,709,758 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Trend Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2008, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$651,139,201
Aggregate unrealized appreciation	107,195,288
Aggregate unrealized depreciation	(69,501,095)
Net unrealized appreciation	$37,694,193

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of securities on loan was $89,709,758, for which the Fund received collateral, comprised of non-cash collateral valued at $1,388,800, and cash collateral of $92,458,827. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2008, there were no rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: